Advances to suppliers	12 Months Ended
Dec. 31, 2018
Advances To Suppliers [Abstract]
Advances To Suppliers [Text Block]
Note 8 – Advances to suppliers

	December 31, 2018	December 31, 2017

Advances to suppliers	$15,813,997	$13,953,920
Allowance for doubtful accounts	(1,426,769)	(627,151)
Advances to suppliers, net	14,387,228	13,326,769
Less: Advances to suppliers, non-current	-	(2,109,005)
Advances to suppliers, current	$14,387,228	$11,217,764

The movement of allowance for doubtful accounts are as follows for the years ended December 31, 2018 and 2017:

	Years ended December 31,
	2018	2017
Balance at beginning of year	$627,151	$611,033
Addition to allowance for doubtful accounts	809,411	58,791
Deduction – utilization or return of advances	-	(83,963)
Translation adjustments	(9,793)	41,290
Balance at end of year	$1,426,769	$627,151

Advances to suppliers – non-current

	December 31, 2018	December 31, 2017

Zhejiang Longquanzhixin Commercial & Trade Co., Ltd *	$-	$1,647,905
Zhibo Jieli Special Battery Material Co., Ltd **	453,900	461,100
Subtotal	453,900	2,109,005
Allowance for doubtful accounts	(453,900)	-
Advances to suppliers – non-current, net	$-	$2,109,005

* representing the prepayments made to ensure continuous high-quality supply and favorable purchase prices. On December 15, 2016, the Company entered into a long-term supply agreement with Zhejiang Longquanzhixin Commercial & Trade Co., Ltd. (“ZLCT”) to make an advance payment of $8,638,260 million (RMB 60,000,000) as of December 31, 2016. The purpose of the prepayment is to support ZLCT to purchase local bamboo forests (approximately 1,650 acres) and expand its operations. Meanwhile, the Company is guaranteed to receive steady supplies from ZLCT of minimum 13,000 tons of charcoal raw material annually with a fixed purchase price for the next three years.
As of December 31, 2018, the advances were fully utilized.

** representing the prepayments made to acquire machinery.